Dividends and Distribution Payable	12 Months Ended
Dec. 31, 2011
Dividends [Abstract]
Dividends [Text Block]
8.	Dividends and Distribution Payable

On December 6, 2011, the Company declared a dividend of $.40 per share for the quarter ended December 31, 2011. The holders of limited partnership interest in the Operating Partnership (“OP Units”) were entitled to an equal distribution per OP Unit held as of December 31, 2011. The dividends and distributions payable are recorded as liabilities in the Company's consolidated balance sheet at December 31, 2011. The dividend has been reflected as a reduction of stockholders' equity and the distribution has been reflected as a reduction of the limited partners' non-controlling interest. These amounts were paid on January 3, 2012.

On December 6, 2010, the Company declared a dividend of $.51 per share for the quarter ended December 31, 2010. The holders of OP Units were entitled to an equal distribution per OP Unit held as of December 31, 2010. The dividends and distributions payable are recorded as liabilities in the Company's consolidated balance sheet at December 31, 2010. The dividend has been reflected as a reduction of stockholders' equity and the distribution has been reflected as a reduction of the limited partners’ non-controlling interest. These amounts were paid on January 4, 2011.